Share-Based Payments Weighted Average Assumptions (Details) - $ / shares	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Options and Sosars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	1.40%	1.70%
Dividend yield (as a percent)	1.81%	2.20%
Weighted-average volatility (as a percent)	23.53%	23.71%
Expected term	5 years 2 months 12 days	5 years 8 months 12 days
Weighted-average fair market value	$ 16.65	$ 13.98
Options and Sosars [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate (percent)	23.16%	21.65%
Options and Sosars [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate (percent)	24.64%	29.90%
PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	1.04%	1.06%
Dividend yield (as a percent)	1.81%	2.20%
Weighted-average volatility (as a percent)	23.68%	21.53%
Expected term	2 years 9 months 22 days	2 years 9 months 22 days
Weighted-average fair market value	$ 90.49	$ 74.42
PSUs [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate (percent)	14.10%	12.73%
PSUs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate (percent)	77.11%	62.28%